Warrants	12 Months Ended
Dec. 31, 2021
Warrants [Abstract]
Warrants [Text Block]

22. Warrants

As at December 31, 2021 and December 31, 2020, 5,480,000 warrants were outstanding and entitled the holder to purchase one common share of Osisko at a price of $36.50 until February 18, 2022. Subsequently to year-end, the warrants expired unexercised.